Summary of Significant Accounting Policies - Schedule of Revenues by Product Categories (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 8,145,257	$ 29,913,040
Equipment Structural Parts [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	1,840,487	26,584,812
Cubic Parking Garage [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	6,240,539	3,136,189
Maintenance Services [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	60,748	180,149
Others [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	3,483	11,890
Performance Obligations Satisfied Over Time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	60,748	180,149
Performance Obligations Satisfied at a Point in Time [Member]
Schedule of Revenues by Product Categories [Line Items]
Total Revenue	$ 8,084,509	$ 29,732,891